Consolidated Statements of Financial Position ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Non-current assets
Property, plant and equipment		₨ 1,016,551	$ 13,399	₨ 946,181
Exploration and evaluation assets		16,642	219	24,542
Intangible assets		6,966	92	7,481
Deferred tax assets		64,537	851	73,958
Financial assets investments		1,472	19	1,532
Income tax assets		27,625	364	27,481
Other non-current assets		109,810	1,447	127,727
Total non-current assets		1,243,603	16,391	1,208,902
Current assets
Inventories		143,253	1,888	99,509
Income tax assets		252	3	69
Trade and other receivables		212,504	2,801	130,729
Short-term investments		235,932	3,110	281,775
Derivative financial assets		2,580	34	701
Restricted cash and cash equivalents		4,674	62	1,025
Cash and cash equivalents		86,709	1,143	48,537
Total current assets		685,904	9,041	562,345
Total assets		1,929,507	25,432	1,771,247
Current liabilities
Borrowings		168,944	2,227	189,600
Acceptances		110,936	1,462	83,711
Trade and other payables		356,169	4,695	306,747
Derivative financial liabilities		5,308	70	2,786
Retirement benefits		1,021	13	1,135
Provisions		3,150	42	2,378
Current tax liabilities		9,192	121	2,792
Total current liabilities		654,720	8,630	589,149
Net current assets / (liabilities)		31,184	411	(26,804)
Non-current liabilities
Borrowings		362,023	4,772	379,622
Deferred tax liabilities		52,988	698	21,894
Retirement benefits		1,569	21	1,465
Provisions		32,282	425	29,854
Derivative financial liabilities		57	1	764
Other non-current liabilities		18,746	248	14,450
Total non-current liabilities		467,665	6,165	448,049
Total liabilities		1,122,385	14,795	1,037,198
Net assets		807,122	10,637	734,049
EQUITY
Share capital	[1],[2],[3],[4]	3,718	49	3,718
Securities premium		190,452	2,510	190,452
Treasury shares		(2,290)	(30)	(3,223)
Share based payment reserve		1,363	18	1,707
Other components of equity		126,294	1,665	117,712
Retained earnings		316,229	4,168	274,231
Equity attributable to equity holders of the parent		635,766	8,380	584,597
Non-controlling interests		171,356	2,257	149,452
Total Equity		₨ 807,122	$ 10,637	₨ 734,049

[1]	Includes 12,193,159 equity shares as at March 31, 2021 and 8,693,406 equity shares as at March 31, 2022 held by Vedanta Limited ESOS Trust.
[2]	Includes 308,232 equity shares as at March 31, 2021 and 305,832 equity shares as at March 31, 2022 kept in abeyance. These shares are not part of listed equity capital and pending allotment as they are sub-judice.
[3]	The Company has one class of equity shares having a par value of ₹ 1 per share. Each shareholder is eligible for one vote per share held and dividend as and when declared by the Company.
[4]	This includes 160,903,244 equity shares in the form of 40,225,811 American Depository Shares (ADS) as at March 31, 2021. The American Depository Shares (ADS) of the Company have been delisted from NYSE effective close of trading on NYSE on November 8, 2021. Refer Group overview section for detailed note.